Improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Improvements to Concession Assets

As of December 31, 2018, 2019 and 2020, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2018		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2018
Investment:
Improvements to concession assets	Ps.	11,779,768	Ps.	6,366	Ps.	(7,919)	Ps.	1,669,128	Ps.	(5,694)	Ps.	13,441,649
Construction in-progress		2,376,483		1,661,060		—		(1,669,128)		13,703		2,382,118
Total investment		14,156,251		1,667,426		(7,919)		—		8,009		15,823,767
Accumulated amortization		(4,212,229)		(634,115)		7,517		—		(2,080)		(4,840,907)
Net amounts	Ps.	9,944,022	Ps.	1,033,311	Ps.	(402)	Ps.	—	Ps.	5,929	Ps.	10,982,860

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	-	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2018, 2019 and 2020, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2018		December 31, 2019		December 31, 2020
Net amounts:
Improvements to concession assets	Ps.	8,600,742	Ps.	11,281,378	Ps.	11,079,211
Construction in-progress		2,382,118		782,005		2,684,629
Total amounts	Ps.	10,982,860	Ps.	12,063,383	Ps.	13,763,840